UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21860

Wegener Investment Trust

(Exact name of registrant as specified in charter)

13412 Daventry Way, #D

Germantown, MD 20874

(Address of principal executive offices)

 (Zip code)

Steven M. Wegener

13412 Daventry Way, #D

Germantown, MD 20874

(Name and address of agent for service)

Copies to:

JoAnn M. Strasser

Thompson Hine LLP

312 Walnut Street, 14th Floor

Cincinnati, Ohio 45202

Registrant's telephone number, including area code: 703-282-9380

Date of fiscal year end: June 30

Date of reporting period: June 30, 2007

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

Wegener Adaptive Growth Fund

ACERGY S.A.

Ticker Symbol:ACGY	Cusip Number:0443E194
Record Date: 4/2/2007	Meeting Date: 5/25/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	TO CONSIDER (I) REPORT OF DELOITTE S.A., LUXEMBOURG, (II) THE MAITLAND MANAGEMENT SERVICES AND (III) THE BOARD OF THE COMPANY	For	Issuer	For	With
2	TO APPROVE THE UNCONSOLIDATED BALANCE SHEET AND STATEMENTS OF OPERATIONS OF THE COMPANY	For	Issuer	For	With
3	TO APPROVE THE CONSOLIDATED BALANCE SHEET AND STATEMENTS OF OPERATIONS OF THE COMPANY	For	Issuer	For	With
4	TO APPROVE THE DETERMINATION OF DIVIDENDS OF THE COMPANY FOR THE FISCAL YEAR ENDED NOVEMBER 30, 2006	For	Issuer	For	With
5	TO DISCHARGE THE BOARD OF DIRECTORS AND STATUTORY AUDITORS OF THE COMPANY	For	Issuer	For	With
6	TO AUTHORIZE THE COMPANY, OR ANY WHOLLY-OWNED SUBSIDIARY, TO PURCHASE SHARES OF THE COMPANY	For	Issuer	For	With
7A	TO ELECT DIRECTOR: MARK WOOLVERIDGE	For	Issuer	N/A	N/A
7B	TO ELECT DIRECTOR: JAMES B. HURLOCK	For	Issuer	N/A	N/A
7C	TO ELECT DIRECTOR: TROND O. WESTLIE	For	Issuer	N/A	N/A
7D	TO ELECT DIRECTOR: J. FRITHJOF SKOUVEROE	For	Issuer	N/A	N/A
7E	TO ELECT DIRECTOR: GEORGE H. DOREMUS	For	Issuer	N/A	N/A
7F	TO ELECT DIRECTOR: TOM EHRET	For	Issuer	N/A	N/A
7G	TO ELECT DIRECTOR: SIR PETER MASON	For	Issuer	N/A	N/A
8	TO ELECT THE STATUTORY AUDITOR TO REPORT ON THE UNCONSOLIDATED AND CONSOLIDATED FINANCIAL STATEMENTS, OF THE COMPANY.	For	Issuer	For	With

ADVANCED SEMICONDUCTOR ENGINEERING,

Ticker Symbol:ASX	Cusip Number:00756M404
Record Date: 4/30/2007	Meeting Date: 6/28/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1A1	RATIFICATION OF THE 2006 FINAL FINANCIAL STATEMENTS, AS SET FORTH IN THE COMPANY'S NOTICE OF MEETING ENCLOSED HEREWITH.	For	Issuer	For	With
1A2	RATIFICATION OF THE 2006 EARNINGS DISTRIBUTION PROPOSAL, AS SET FORTH IN THE COMPANY'S NOTICE OF MEETING ENCLOSED HEREWITH.	For	Issuer	For	With
1B1	DISCUSSION OF ISSUANCE OF NEW SHARES FOR CAPITAL INCREASE BY RETAINED EARNINGS AND EMPLOYEE BONUS, AS SET FORTH IN THE COMPANY'S NOTICE OF MEETING ENCLOSED HEREWITH.	For	Issuer	For	With
1B2	DISCUSSION OF AUTHORIZING THE BOARD TO OPT THE OPTIMAL TIME FOR CAPITAL INCREASE IN CASH BY JOINING THE ISSUANCE OF GDRS (GLOBAL DEPOSITORY RECEIPTS) OR DOMESTIC CAPITAL INCREASE IN CASH OR ISSUANCE OF DOMESTIC OR ECB TO RAISE FUNDS, AS SET FORTH IN THE COMPANY'S NOTICE OF MEETING ENCLOSED HEREWITH	For	Issuer	For	With
1B3	DISCUSSION OF THE REVISION CASE FOR THE PROCEDURE FOR ACQUISITION OR DISPOSAL OF ASSETS, AS SET FORTH IN THE COMPANY'S NOTICE OF MEETING ENCLOSED HEREWITH.	For	Issuer	For	With
1B4	DISCUSSION OF THE REVISION OF ARTICLES OF INCORPORATION, AS SET FORTH IN THE COMPANY'S NOTICE OF MEETING ENCLOSED HEREWITH.	For	Issuer	For	With

CEPHALON, INC.

Ticker Symbol:CEPH	Cusip Number:156708109
Record Date: 3/22/2007	Meeting Date: 5/17/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTORS: BALDINO, JR., PHD, EGAN, GREENACRE, KAILIAN, MOLEY, SANDERS, M.D, WILENSKY, PH.D., WINGER	For	Issuer	For	With
2	APPROVAL OF AMENDMENT TO THE CERTIFICATE OF INCORPORATION INCREASING THE NUMBER OF SHARES OF COMMON STOCK AUTHORIZED FOR ISSUANCE	For	Issuer	For	With
3	APPROVAL OF AMENDMENT TO THE 2004 EQUITY COMPENSATION PLAN INCREASING THE NUMBER OF SHARES OF COMMON STOCK AUTHORIZED FOR ISSUANCE	For	Issuer	For	With
4	RATIFICATION OF APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS INDEPENDENT REGISTERED ACCOUNTANTS FOR THE YEAR ENDING DECEMBER 31, 2007	For	Issuer	For	With

CONSTELLATION ENERGY GROUP, INC.

Ticker Symbol:CEG	Cusip Number:210371100
Record Date: 10/27/2006	Meeting Date: 12/8/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTORS: BECKER, CROOKE, SHATUCK III, SULLIVAN	For	Issuer	For	With
2	RATIFICATION OF PRICEWATERHOUSECOOPERS LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2006.	For	Issuer	For	With
3	ANNUAL ELECTION OF DIRECTORS	For	Stockholder	N/A	N/A

CREDIT SUISSE GROUP

Ticker Symbol:CS	Cusip Number:225401108
Record Date: 3/27/2007	Meeting Date: 5/4/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	PRESENTATION AND APPROVAL OF THE ANNUAL REPORT, THE PARENT COMPANY'S 2006 FINANCIAL STATEMENTS AND THE GROUP'S 2006 CONSOLIDATED FINANCIAL STATEMENTS	For	Issuer	N/A	N/A
2	DISCHARGE OF THE ACTS OF THE MEMBERS OF THE BOARD OF DIRECTORS AND EXECUTIVE BOARD	For	Issuer	N/A	N/A
3	CAPITAL REDUCTION OWING TO COMPLETION OF THE SHARE BUY BACK PROGRAM	For	Issuer	N/A	N/A
4A	RESOLUTION ON THE APPROPRIATION OF RETAINED EARNINGS	For	Issuer	N/A	N/A
4B	REDUCTION OF SHARE CAPITAL BY REPAYMENT OF PAR VALUE TO SHAREHOLDERS	For	Issuer	N/A	N/A
5	APPROVAL OF A FURTHER SHARE BUY BACK PROGRAM	For	Issuer	N/A	N/A
6A	ADDITIONAL AMENDMENTS TO THE ARTICLES OF ASSOCIATION: RENEWAL OF AUTHORIZED CAPITAL	For	Issuer	N/A	N/A
6B	ADDITIONAL AMENDMENTS TO THE ARTICLES OF ASSOCATION: AMENDMENT OF ART. 7 PARAS. 4 AND 5 (RIGHT TO ADD AN ITEM TO THE AGENDA)	For	Issuer	N/A	N/A
6C	ADDITIONAL AMENDMENTS TO THE ARTICLES OF ASSOCIATION: AMENDMENTS AS A RESULT OF ITEM 4.2	For	Issuer	N/A	N/A
7A1	RE-ELECTION TO THE BOARD OF DIRECTORS: NOREEN DOYLE	For	Issuer	N/A	N/A
7A2	RE-ELECTION TO THE BOARD OF DIRECTORS: AZIZ R.D. SYRIANI	For	Issuer	N/A	N/A
7A3	RE-ELECTION TO THE BOARD OF DIRECTORS: DAVID W. SYZ	For	Issuer	N/A	N/A
7A4	RE-ELECTION TO THE BOARD OF DIRECTORS: PETER F. WEIBEL	For	Issuer	N/A	N/A
7B	ELECTION OF THE PARENT COMPANY'S INDEPENDENT AUDITORS AND THE GROUP'S INDEPENDENT AUDITORS	For	Issuer	For	With
7C	ELECTION OF SPECIAL AUDITORS	For	Issuer	N/A	N/A

HELLENIC TELECOMMUNICATIONS ORG SA

Ticker Symbol:OTE	Cusip Number:423325307
Record Date: 6/7/2007	Meeting Date: 6/21/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	SUBMISSION FOR APPROVAL OF THE MANAGEMENT REPORT OF THE BOARD OF DIRECTORS, AND THE AUDIT REPORTS PREPARED BY CERTIFIED AUDITORS.	For	Issuer	N/A	N/A
2	EXONERATION OF THE MEMBERS OF THE BOARD OF DIRECTORS AND THE AUDITORS OF ALL LIABILITY FOR FISCAL YEAR 2006.	Abstained	Issuer	N/A	N/A
3	APPOINTMENT OF CHARTERED AUDITORS FOR THE FISCAL YEAR 2007 AND DETERMINATION OF ITS FEES.	For	Issuer	N/A	N/A
4	RENEWAL OF AGREEMENT FOR THE COVERING OF CIVIL LIABILITY OF MEMBERS OF THE BOARD OF DIRECTORS AND THE COMPANY/S EXECUTIVE DIRECTORS.	Abstained	Issuer	N/A	N/A
5	APPROVAL FO THE REMUNERATION PAID TO THE MEMBERS OF THE BOARD OF DIRECTORS, THE AUDIT COMMITTEE AND HR REMUNERATION COMMITTEE.	Abstained	Issuer	N/A	N/A
6	APPROVAL OF THE REMUNERATION PAID IN 2006 TO THE CHAIRMAN OF THE BOARD OF DIRECTIONS AND CEO, DETERMINATION OF A SPECIAL PREMIUM BASED ON EFFICIENCY FOR FISCAL YEAR 2006 AND DETERMINATION OF OF HIS REMUNERATION FOR 2007.	Abstained	Issuer	N/A	N/A
7	APPROVAL OF THE BASIC TERMS AND CONDITIONS OF A PROJECT TO BE ASSIGNED TO A MEMBER OF THE BOARD	For	Issuer	N/A	N/A
8	APPROVAL OF THE SPIN-OFF OF THE BRANCH OF INTERNATIONAL INSTALLATIONS AND INTERNATIONAL CABLE INFRASTRUCTURES AND OF THE LICENSES OF OTE SA FOR THE USE OF THE INTEC-ITU PRICING SYSTEM.	For	Issuer	N/A	N/A
9	APPROVAL OF A STOCK REPURCHASE PROGRAM, OF OTE S.A., ACCORDING TO PARAGRAPH 5 ARTICLE 16 OF THE LAW 2190/1920.	For	Issuer	N/A	N/A
10	APPOINTMENT OF FIVE NEW BOARD MEMBERS FOR A THREE-YEAR TERM, FOLLOWING TERMINATION OF OFFICE OF EQUAL NUMBER MEMBERS	Against	Issuer	N/A	N/A

MANNATECH, INCORPORATED

Ticker Symbol:MTEX	Cusip Number:563771104
Record Date: 5/2/2007	Meeting Date: 6/14/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTORS: CASTER, FREDRICK, WIER	For	Issuer	For	With
2	PROPOSAL TO RATIFY THE APPOINTMENT OF GRANT THORNTON LLP AS ITS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.	For	Issuer	N/A	N/A
3	PROPOSAL TO APPROVE THE 2007 STOCK INCENTIVE PLAN	Against	Issuer	For	Against

OVERHILL FARMS, INC.

Ticker Symbol:OFI	Cusip Number:690212105
Record Date: 5/7/2007	Meeting Date: 6/12/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTORS: RUDIS, STEINBRUN, ESTES, GERARD, AUERBACH, GIRAUDO, RODETIS, JR.	For	Issuer	For	With

SCANSOURCE, INC

Ticker Symbol:SCSC	Cusip Number:806037107
Record Date: 10/19/2006	Meeting Date: 12/7/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTORS: BAUR, FISCHER, FOODY, GRAINGER, REILLY	For	Issuer	For	With
2	APPROVAL OF THE SCANSOURCE, INC. AMENDED AND RESTATED DIRECTORS EQUITY COMPENSATION PLAN	For	Issuer	For	With
3	RATIFICATION OF THE APPOINTMENT OF ERNST & YOUNG LLP AS INDEPENDENT AUDITORS FOR THE COMPANY FOR THE FISCAL YEAR ENDING JUNE 30, 2007	For	Issuer	For	With

U.S. XPRESS ENTERPRISES, INC.

Ticker Symbol:XPRSA	Cusip Number:90338N103
Record Date: 3/29/2007	Meeting Date: 5/11/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTORS: QUINN, FULLER, HALL, MURREY, III, SUDDERETH, JR.	For	Issuer	For	With

UNILEVER PLC

Ticker Symbol:UL	Cusip Number:904767704
Record Date: 3/22/2007	Meeting Date: 5/16/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	TO RECEIVE THE REPORT AND ACCOUNTS FOR THE YEAR ENDED 31 DECEMBER 2006.	For	Issuer	For	With
2	TO APPROVE THE DIRECTORS REMUNERATION REPORT FOR THE YEAR ENDED 31 DECEMBER 2006	For	Issuer	For	With
3	TO DECLARE A DIVIDEND ON THE ORDINARY SHARES	For	Issuer	For	With
19	TO RE-APPOINT PRICEWATERHOUSECOOPERS LLP AS AUDITORS OF THE COMPANY.	For	Issuer	For	With
20	TO AUTHORISE THE DIRECTORS TO FIX THE REMUNERATION OF THE AUDITORS.	For	Issuer	For	With
21	TO RENEW THE AUTHORITY TO DIRECTORS TO ISSUE SHARES.	For	Issuer	For	With
22	TO RENEW THE AUTHORITY TO DIRECTORS TO DISAPPLY PRE-EMPTION RIGHTS.	For	Issuer	For	With
23	TO RENEW THE AUTHORITY TO THE COMPANY TO PURCHASE ITS OWN SHARES	For	Issuer	For	With
24	TO AMEND THE ARTICLES OF ASSOCIATION IN RELATION TO INTER ALIA, E-COMMUNICATIONS AND VOTING RIGHTS.	For	Issuer	For	With
25	TO AMEND THE ARTICLES OF ASSOCIATION IN RELATION TO DIRECTORS' REMUNERATION.	For	Issuer	For	With
26	TO APPROVE THE UNILEVER GLOBAL SHARE INCENTIVE PLAN 2007, AS SET FORTH IN THE COMPANY'S NOTICE OF MEETING ENCLOSED HEREWITH.	For	Issuer	For	With

VALUEVISION MEDIA, INC.

Ticker Symbol:VVTV	Cusip Number:92047K107
Record Date: 5/4/2007	Meeting Date: 6/28/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTORS: BARNETT, BUCK, GELLER, KORKOWSKI, LANSING, VANDEMAN	For	Issuer	For	With
2	PROPOSAL TO APPROVE THE 2007 MANAGEMENT INCENTIVE PLAN	Against	Issuer	For	Against
3	PROPOSAL TO RATIFY DELOITTE & TOUCHE LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE CURRENT FISCAL YEAR.	For	Issuer	For	With

* Management Recommended Vote

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wegener Investment Trust

By /s/Steven M. Wegener

* Steven M. Wegener

President and Treasurer

Date: August 30, 2007

*Print the name and title of each signing officer under his or her signature.